DBX ETF Trust | 1
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
May 31, 2025 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 98.0%
Australia — 0.0%
MMG Ltd. *
(Cost $6,792)
20,174 7,487
Brazil — 2.9%
B3 SA — Brasil Bolsa Balcao
34,509 83,984
Banco Bradesco SA
10,579 25,801
Banco BTG Pactual S.A
9,816 67,728
Banco do Brasil SA
6,717 27,444
Banco Santander Brasil SA
2,119 10,991
BB Seguridade Participacoes SA
4,713 30,841
Caixa Seguridade Participacoes
S/A
3,857 10,140
Centrais Eletricas Brasileiras SA
6,160 45,093
Cia de Saneamento Basico do
Estado de Sao Paulo
1,578 32,314
Companhia Paranaense de
Energia
3,418 6,953
Energisa SA
1,822 15,098
Equatorial Energia SA
3,679 23,523
Hapvida Participacoes e
Investimentos SA, 144A *
25,418 12,682
Itau Unibanco Holding SA
2,887 16,807
Klabin SA
4,516 14,426
Localiza Rent a Car SA
4,031 30,211
Lojas Renner SA
7,759 24,582
Motiva Infraestrutura de
Mobilidade SA
7,481 17,593
Natura & Co. Holding SA *
5,849 10,684
NU Holdings Ltd., Class A *
19,022 228,454
Pagseguro Digital Ltd., Class A
1,854 16,519
Porto Seguro SA
165 1,499
Raia Drogasil SA
8,375 21,697
Rede D'Or Sao Luiz SA, 144A
6,587 43,415
Rumo SA *
8,231 27,025
StoneCo Ltd., Class A *
1,841 25,130
Suzano SA
4,453 38,571
Telefonica Brasil SA
5,896 29,480
TIM SA
5,896 20,047
TOTVS SA
3,107 22,880
WEG SA
5,064 37,414
XP, Inc., Series BDR
1,418 27,536
XP, Inc., Class A
1,010 19,554
(Cost $1,095,239)
1,066,116
Chile — 0.4%
Banco de Chile
169,214 24,918
Banco de Credito e Inversiones
SA
674 26,026
Banco Santander Chile
261,915 15,619
Cencosud SA
8,006 27,580
Cia Sud Americana de Vapores
SA
127,148 6,962
Empresas CMPC SA
5,546 8,859
Number
of Shares Value $
Falabella SA
4,117 19,662
Latam Airlines Group SA
477,002 9,083
(Cost $87,043)
138,709
China — 31.0%
360 Security Technology, Inc.,
Class A
5,005 6,950
37 Interactive Entertainment
Network Technology Group
Co. Ltd., Class A
1,738 3,540
AAC Technologies Holdings, Inc.
2,801 13,020
Accelink Technologies Co. Ltd.,
Class A
823 4,708
ACM Research Shanghai, Inc.,
Class A
290 4,080
Advanced Micro-Fabrication
Equipment, Inc., China, Class
A *
305 7,412
Agricultural Bank of China Ltd.,
Class A
28,167 21,629
Agricultural Bank of China Ltd.,
Class H
108,819 69,941
Aier Eye Hospital Group Co. Ltd.,
Class A
5,688 9,802
Aisino Corp., Class A
3,361 4,084
Akeso, Inc., 144A *
3,383 36,153
Alibaba Group Holding Ltd.
95,643 1,389,233
Amlogic Shanghai Co. Ltd.,
Class A *
557 5,170
Angel Yeast Co. Ltd., Class A *
659 3,486
Anhui Expressway Co. Ltd.,
Class A
580 1,458
Anhui Expressway Co. Ltd.,
Class H
3,745 5,836
Anker Innovations Technology
Co. Ltd., Class A
529 7,492
ANTA Sports Products Ltd.
4,892 59,547
Apeloa Pharmaceutical Co. Ltd.,
Class A
2,104 4,090
APT Medical, Inc., Class A
89 4,900
Asia - Potash International
Investment Guangzhou Co.
Ltd., Class A *
1,048 4,220
ASR Microelectronics Co. Ltd.,
Class A *
678 7,089
Asymchem Laboratories Tianjin
Co. Ltd., Class A
512 6,699
Asymchem Laboratories Tianjin
Co. Ltd., Class H, 144A
712 6,665
Atour Lifestyle Holdings Ltd.,
ADR
440 13,776
Autobio Diagnostics Co. Ltd.,
Class A
733 3,974
Autohome, Inc., ADR
487 11,941
Avary Holding Shenzhen Co.
Ltd., Class A
1,244 4,883
BAIC BluePark New Energy
Technology Co. Ltd., Class A *
4,536 4,554

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
Baidu, Inc., Class A *
13,290 138,382
Bank of Beijing Co. Ltd., Class A
8,897 7,783
Bank of Changsha Co. Ltd.,
Class A
2,971 4,047
Bank of Chengdu Co. Ltd., Class
A
1,993 5,366
Bank of China Ltd., Class A
13,222 10,135
Bank of China Ltd., Class H
296,736 172,557
Bank of Chongqing Co. Ltd.,
Class A
1,855 2,882
Bank of Chongqing Co. Ltd.,
Class H
4,267 4,402
Bank of Communications Co.
Ltd., Class A
15,070 15,904
Bank of Communications Co.
Ltd., Class H
26,873 23,544
Bank of Guiyang Co. Ltd., Class
A
1,789 1,515
Bank of Hangzhou Co. Ltd.,
Class A
2,489 5,758
Bank of Jiangsu Co. Ltd., Class A
6,893 10,509
Bank of Nanjing Co. Ltd., Class A
3,956 6,295
Bank of Ningbo Co. Ltd., Class A
2,543 9,432
Bank of Shanghai Co. Ltd., Class
A
3,680 5,406
Bank of Suzhou Co. Ltd., Class A
2,130 2,579
Bank of Zhengzhou Co. Ltd.,
Class A *
15,408 4,236
Bank of Zhengzhou Co. Ltd.,
Class H, 144A *
39,879 4,933
Beijing Capital Eco-Environment
Protection Group Co. Ltd.,
Class A
7,420 3,287
Beijing Compass Technology
Development Co. Ltd., Class
A *
696 5,622
Beijing E-Hualu Information
Technology Co. Ltd., Class A *
2,228 6,676
Beijing Enlight Media Co. Ltd.,
Class A *
3,207 7,802
Beijing Huafeng Test & Control
Technology Co. Ltd., Class A
380 7,150
Beijing Kingsoft Office Software,
Inc., Class A
274 10,721
Beijing Originwater Technology
Co. Ltd., Class A
5,098 3,221
Beijing Roborock Technology Co.
Ltd., Class A
157 4,959
Beijing Shiji Information
Technology Co. Ltd., Class A
4,321 4,872
Beijing Sinnet Technology Co.
Ltd., Class A
2,576 4,657
Beijing Tiantan Biological
Products Corp. Ltd., Class A
1,856 4,930
Beijing Tong Ren Tang Co. Ltd.,
Class A
917 4,839
Beijing Ultrapower Software Co.
Ltd., Class A
1,574 2,310
Number
of Shares Value $
Beijing United Information
Technology Co. Ltd., Class A
943 2,982
Beijing Wantai Biological
Pharmacy Enterprise Co. Ltd.,
Class A
670 6,447
Beijing-Shanghai High Speed
Railway Co. Ltd., Class A
22,487 18,298
Bethel Automotive Safety
Systems Co. Ltd., Class A *
832 6,323
Betta Pharmaceuticals Co. Ltd.,
Class A
754 5,965
BGI Genomics Co. Ltd., Class A
519 3,706
Bilibili, Inc., Class Z *
1,896 35,567
Bloomage Biotechnology Corp.
Ltd., Class A
401 2,809
BOC International China Co.
Ltd., Class A
4,205 5,775
BOE Technology Group Co. Ltd.,
Class A
8,074 4,260
BTG Hotels Group Co. Ltd.,
Class A
2,158 4,387
BYD Co. Ltd., Class A
175 8,561
BYD Co. Ltd., Class H
5,800 290,534
By-health Co. Ltd., Class A
1,472 2,387
Caida Securities Co. Ltd., Class
A
4,385 3,909
Caitong Securities Co. Ltd.,
Class A
5,915 6,053
Cambricon Technologies Corp.
Ltd., Class A *
103 8,634
Capital Securities Co. Ltd., Class
A
1,511 3,938
Cathay Biotech, Inc., Class A
465 3,048
CECEP Solar Energy Co. Ltd.,
Class A
5,914 3,564
CECEP Wind-Power Corp., Class
A
11,265 4,583
CETC Cyberspace Security
Technology Co. Ltd., Class A
1,352 3,019
CGN Power Co. Ltd., Class A
14,767 7,525
CGN Power Co. Ltd., Class H,
144A
69,144 22,661
Changchun High-Tech Industry
Group Co. Ltd., Class A *
493 7,158
Changjiang Securities Co. Ltd.,
Class A
6,946 6,317
Changzhou Xingyu Automotive
Lighting Systems Co. Ltd.,
Class A
171 3,319
Chaozhou Three-Circle Group
Co. Ltd., Class A
1,488 6,756
Chengdu Xingrong Environment
Co. Ltd., Class A
5,098 5,175
Chengxin Lithium Group Co.
Ltd., Class A *
1,711 2,661
Chifeng Jilong Gold Mining Co.
Ltd., Class A *
1,531 5,583

DBX ETF Trust | 3
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
China Baoan Group Co. Ltd.,
Class A
3,218 3,584
China Cinda Asset Management
Co. Ltd., Class H
61,761 8,191
China CITIC Bank Corp. Ltd.,
Class A
4,187 4,628
China CITIC Bank Corp. Ltd.,
Class H
37,985 33,473
China CITIC Financial Asset
Management Co. Ltd., Class
H, 144A *
133,125 14,600
China Communications Services
Corp. Ltd., Class H
12,796 7,376
China Construction Bank Corp.,
Class A
4,158 5,214
China Construction Bank Corp.,
Class H
332,356 298,383
China Enterprise Co. Ltd., Class
A
12,038 4,764
China Everbright Bank Co. Ltd.,
Class A
14,997 8,267
China Everbright Bank Co. Ltd.,
Class H
37,819 17,507
China Feihe Ltd., 144A
12,987 10,086
China Film Co. Ltd., Class A
3,104 4,439
China Galaxy Securities Co. Ltd.,
Class A
4,286 9,409
China Galaxy Securities Co. Ltd.,
Class H
25,049 24,214
China Great Wall Securities Co.
Ltd., Class A
5,387 5,999
China Greatwall Technology
Group Co. Ltd., Class A *
3,445 6,965
China Green Electricity
Investment of Tianjin Co. Ltd.,
Class A
3,707 4,401
China International Capital Corp.
Ltd., Class A
2,145 9,856
China International Capital Corp.
Ltd., Class H, 144A
10,232 19,103
China Life Insurance Co. Ltd.,
Class A
1,065 5,662
China Life Insurance Co. Ltd.,
Class H
26,997 55,016
China Literature Ltd., 144A *
3,466 11,846
China Merchants Bank Co. Ltd.,
Class A
6,248 37,679
China Merchants Bank Co. Ltd.,
Class H
13,228 82,490
China Merchants Expressway
Network & Technology
Holdings Co. Ltd., Class A
3,838 6,752
China Merchants Securities Co.
Ltd., Class A
3,209 7,210
China Merchants Securities Co.
Ltd., Class H, 144A
5,352 8,190
China Merchants Shekou
Industrial Zone Holdings Co.
Ltd., Class A
4,712 5,679
Number
of Shares Value $
China Minsheng Banking Corp.
Ltd., Class A
16,156 9,759
China Minsheng Banking Corp.
Ltd., Class H
30,910 15,886
China National Nuclear Power
Co. Ltd., Class A
4,236 5,635
China National Software &
Service Co. Ltd., Class A *
1,011 6,178
China Pacific Insurance Group
Co. Ltd., Class A
1,973 9,433
China Pacific Insurance Group
Co. Ltd., Class H
8,516 26,607
China Railway Signal &
Communication Corp. Ltd.,
Class H, 144A
3,397 1,378
China Rare Earth Resources And
Technology Co. Ltd., Class A
603 2,837
China Reinsurance Group Corp.,
Class H
40,993 5,280
China Resources Double Crane
Pharmaceutical Co. Ltd.,
Class A
820 2,221
China Resources
Microelectronics Ltd., Class A
65 430
China Resources Mixc Lifestyle
Services Ltd., 144A
3,173 15,113
China Resources Pharmaceutical
Group Ltd., 144A
11,584 7,608
China Resources Sanjiu Medical
& Pharmaceutical Co. Ltd.,
Class A
1,204 7,181
China Science Publishing &
Media Ltd., Class A
1,522 4,280
China South Publishing & Media
Group Co. Ltd., Class A
2,233 4,307
China Three Gorges Renewables
Group Co. Ltd., Class A
13,850 8,250
China Tourism Group Duty Free
Corp. Ltd., Class A
1,177 9,903
China Tourism Group Duty Free
Corp. Ltd., Class H, 144A
1,013 6,433
China Tower Corp. Ltd., Class
H, 144A
15,070 22,370
China United Network
Communications Ltd., Class A
10,006 7,447
China Vanke Co. Ltd., Class A *
6,317 5,824
China Vanke Co. Ltd., Class H *
10,805 7,069
China World Trade Center Co.
Ltd., Class A
340 1,018
China Yangtze Power Co. Ltd.,
Class A
11,740 49,232
China Zhenhua Group Science &
Technology Co. Ltd., Class A
744 4,745
China Zheshang Bank Co. Ltd.,
Class A
14,067 6,290
China Zheshang Bank Co. Ltd.,
Class H
27,721 10,146
Chinalin Securities Co. Ltd.,
Class A
2,075 3,898

4 | DBX ETF Trust
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
Chinese Universe Publishing and
Media Group Co. Ltd., Class A
3,020 4,441
Chongqing Rural Commercial
Bank Co. Ltd., Class A
4,583 4,614
Chongqing Rural Commercial
Bank Co. Ltd., Class H
11,955 9,864
Chongqing Taiji Industry Group
Co. Ltd., Class A
708 2,087
Chongqing Water Group Co.
Ltd., Class A
4,510 3,012
Chongqing Zhifei Biological
Products Co. Ltd., Class A
792 2,105
Chow Tai Seng Jewellery Co.
Ltd., Class A
480 1,000
CITIC Securities Co. Ltd., Class A
4,893 17,339
CITIC Securities Co. Ltd., Class
H
11,920 30,220
CNPC Capital Co. Ltd., Class A
7,905 7,453
Contemporary Amperex
Technology Co. Ltd., Class A
1,598 55,473
COSCO SHIPPING Development
Co. Ltd., Class A
7,608 2,662
COSCO SHIPPING Development
Co. Ltd., Class H
45,631 5,645
COSCO SHIPPING Holdings Co.
Ltd., Class H
5,375 9,281
Country Garden Services
Holdings Co. Ltd.
16,474 14,034
CSC Financial Co. Ltd., Class A
2,381 7,598
CSC Financial Co. Ltd., Class H,
144A
8,430 9,740
CSPC Innovation Pharmaceutical
Co. Ltd., Class A
1,756 12,657
DaShenLin Pharmaceutical
Group Co. Ltd., Class A
2,302 5,562
DHC Software Co. Ltd., Class A
5,673 7,192
Dong-E-E-Jiao Co. Ltd., Class A
767 5,837
Dongxing Securities Co. Ltd.,
Class A
4,773 6,773
East Buy Holding Ltd., 144A *
4,825 7,999
East Money Information Co. Ltd.,
Class A
6,866 19,659
Eastroc Beverage Group Co.
Ltd., Class A
187 8,309
Easyhome New Retail Group Co.
Ltd., Class A
9,165 4,047
Ecovacs Robotics Co. Ltd., Class
A
473 3,528
Empyrean Technology Co. Ltd.,
Class A
430 7,587
Eoptolink Technology, Inc. Ltd.,
Class A
651 7,979
Everbright Securities Co. Ltd.,
Class A
3,384 7,645
Everbright Securities Co. Ltd.,
Class H, 144A
8,989 8,162
Everdisplay Optronics Shanghai
Co. Ltd., Class A *
12,233 3,992
Number
of Shares Value $
Fangda Carbon New Material
Co. Ltd., Class A
3,230 2,072
First Capital Securities Co. Ltd.,
Class A
3,983 3,667
Focus Media Information
Technology Co. Ltd., Class A
7,563 7,845
Foshan Haitian Flavouring &
Food Co. Ltd., Class A
1,580 9,745
Founder Securities Co. Ltd.,
Class A
5,845 6,176
Foxconn Industrial Internet Co.
Ltd., Class A
3,964 10,420
Full Truck Alliance Co. Ltd., ADR
3,739 43,485
Fuyao Glass Industry Group Co.
Ltd., Class A
837 6,737
Fuyao Glass Industry Group Co.
Ltd., Class H, 144A
2,384 17,040
GalaxyCore, Inc., Class A
2,566 5,619
Gan & Lee Pharmaceuticals Co.
Ltd., Class A
876 6,629
Ganfeng Lithium Group Co. Ltd.,
Class H, 144A
2,475 6,060
G-bits Network Technology
Xiamen Co. Ltd., Class A
108 3,772
GDS Holdings Ltd., Class A *
6,276 18,928
Gemdale Corp., Class A
6,828 3,650
Genscript Biotech Corp. *
9,584 15,669
GF Securities Co. Ltd., Class A
3,609 8,164
GF Securities Co. Ltd., Class H
9,316 13,116
Giant Biogene Holding Co. Ltd.,
144A
2,776 25,135
Giant Network Group Co. Ltd.,
Class A
2,283 4,578
GigaDevice Semiconductor, Inc.,
Class A *
345 5,380
Ginlong Technologies Co. Ltd.,
Class A
562 3,987
Glodon Co. Ltd., Class A
4,615 8,760
GoerTek, Inc., Class A
1,380 4,007
Goldwind Science & Technology
Co. Ltd., Class H
3,563 2,763
Gree Electric Appliances, Inc. of
Zhuhai, Class A
1,102 7,103
Greenland Holdings Corp. Ltd.,
Class A *
9,899 2,295
Greentown China Holdings Ltd.
6,519 7,914
GRG Banking Equipment Co.
Ltd., Class A
2,345 3,953
Guangdong Provincial
Expressway Development Co.
Ltd., Class A
3,313 6,551
Guangzhou Baiyun International
Airport Co. Ltd., Class A
4,679 6,205
Guangzhou Baiyunshan
Pharmaceutical Holdings Co.
Ltd., Class H
1,641 3,650

DBX ETF Trust | 5
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
Guangzhou Haige
Communications Group, Inc.
Co., Class A
3,856 7,303
Guangzhou Kingmed
Diagnostics Group Co. Ltd.,
Class A
711 2,865
Guangzhou Port Co. Ltd., Class
A
9,657 4,304
Guangzhou Shiyuan Electronic
Technology Co. Ltd., Class A *
502 2,302
Guangzhou Tinci Materials
Technology Co. Ltd., Class A
1,204 2,817
Guangzhou Yuexiu Capital
Holdings Group Co. Ltd.,
Class A *
6,726 6,005
Guolian Minsheng Securities Co.
Ltd., Class A
5,202 7,158
Guolian Minsheng Securities Co.
Ltd., Class H
7,455 3,461
Guosen Securities Co. Ltd.,
Class A
4,902 7,644
Guotai Haitong Securities Co.
Ltd.
7,152 17,062
Guotai Haitong Securities Co.
Ltd., Class H, 144A
18,447 26,112
Guoyuan Securities Co. Ltd.,
Class A
5,896 6,181
H World Group Ltd., ADR
1,043 36,787
Haidilao International Holding
Ltd., 144A
7,895 15,183
Haier Smart Home Co. Ltd.,
Class A
600 2,086
Haier Smart Home Co. Ltd.,
Class H
8,373 24,559
Hainan Airport Infrastructure Co.
Ltd., Class A *
12,598 6,035
Haisco Pharmaceutical Group
Co. Ltd., Class A
1,444 9,181
Haitian International Holdings
Ltd.
2,322 5,662
Hangzhou Binjiang Real Estate
Group Co. Ltd., Class A
4,916 6,396
Hangzhou Chang Chuan
Technology Co. Ltd., Class A
1,096 6,266
Hangzhou First Applied Material
Co. Ltd., Class A
2,832 4,766
Hangzhou GreatStar Industrial
Co. Ltd.
1,163 3,808
Hangzhou Lion Microelectronics
Co. Ltd., Class A *
1,208 3,972
Hangzhou Silan Microelectronics
Co. Ltd., Class A *
1,720 5,737
Hangzhou Tigermed Consulting
Co. Ltd., Class A
787 5,414
Hangzhou Tigermed Consulting
Co. Ltd., Class H, 144A
1,442 6,004
Hansoh Pharmaceutical Group
Co. Ltd., 144A
8,442 27,829
Number
of Shares Value $
Haohua Chemical Science &
Technology Co. Ltd., Class A
647 2,153
Hebei Yangyuan Zhihui Beverage
Co. Ltd., Class A
1,549 5,259
Hefei Meiya Optoelectronic
Technology, Inc., Class A
896 2,175
Heilongjiang Agriculture Co.
Ltd., Class A
2,131 4,255
Hengan International Group Co.
Ltd.
4,079 11,054
Hithink RoyalFlush Information
Network Co. Ltd., Class A
319 10,959
HLA Group Corp. Ltd., Class A
3,060 3,051
Hongta Securities Co. Ltd.,
Class A
5,128 5,789
Hoshine Silicon Industry Co.
Ltd., Class A
645 4,386
Hoymiles Power Electronics,
Inc., Class A
413 5,714
Hua Hong Semiconductor Ltd.,
144A
3,790 15,273
Huaan Securities Co. Ltd., Class
A
8,456 6,434
Huadong Medicine Co. Ltd.,
Class A
1,145 7,107
Huagong Tech Co. Ltd., Class A
1,133 6,638
Hualan Biological Engineering,
Inc., Class A
2,084 4,662
Huali Industrial Group Co. Ltd.,
Class A
247 1,815
Huaneng Lancang River
Hydropower, Inc., Class A
5,194 7,263
Huatai Securities Co. Ltd., Class
A
3,656 8,508
Huatai Securities Co. Ltd., Class
H, 144A
10,696 18,032
Huaxi Securities Co. Ltd., Class
A
5,152 5,888
Huaxia Bank Co. Ltd., Class A
4,070 4,256
Huaxia Eye Hospital Group Co.
Ltd., Class A
2,184 5,717
Hubei Feilihua Quartz Glass Co.
Ltd., Class A
1,024 6,369
Huizhou Desay Sv Automotive
Co. Ltd., Class A
342 5,250
Humanwell Healthcare Group
Co. Ltd., Class A
1,530 4,712
Hundsun Technologies, Inc.,
Class A
1,831 6,689
Hygon Information Technology
Co. Ltd., Class A (a)
1,072 20,264
Hytera Communications Corp.
Ltd., Class A *
2,309 3,610
IEIT Systems Co. Ltd., Class A
764 5,193
Iflytek Co. Ltd., Class A
1,488 9,511
Imeik Technology Development
Co. Ltd., Class A
201 4,745

6 | DBX ETF Trust
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
Industrial & Commercial Bank of
China Ltd., Class A
16,929 16,620
Industrial & Commercial Bank of
China Ltd., Class H
242,251 176,400
Industrial Bank Co. Ltd., Class A
6,144 19,315
Industrial Securities Co. Ltd.,
Class A
7,765 6,200
Ingenic Semiconductor Co. Ltd.,
Class A *
467 4,115
Inner Mongolia Yili Industrial
Group Co. Ltd., Class A
941 3,959
Innovation New Material
Technology Co. Ltd., Class A
8,340 4,470
Innovent Biologics, Inc., 144A *
8,095 63,952
iQIYI, Inc., ADR *
3,372 5,395
iRay Group, Class A
430 7,839
Isoftstone Information
Technology Group Co. Ltd.,
Class A
923 6,690
J&T Global Express Ltd. *
29,158 25,397
Jafron Biomedical Co. Ltd.,
Class A
655 1,985
JD Health International, Inc.,
144A *
7,041 36,051
JD Logistics, Inc., 144A *
4,895 7,766
JD.com, Inc., Class A
9,987 164,167
Jiangsu Changshu Rural
Commercial Bank Co. Ltd.,
Class A *
3,969 4,365
Jiangsu Financial Leasing Co.
Ltd., Class A
5,170 4,286
Jiangsu Hengrui
Pharmaceuticals Co. Ltd.,
Class A
2,932 22,286
Jiangsu Nhwa Pharmaceutical
Co. Ltd., Class A
1,381 4,432
Jiangsu Pacific Quartz Co. Ltd.,
Class A *
590 2,459
Jiangsu Phoenix Publishing &
Media Corp. Ltd., Class A
2,299 3,757
Jiangsu Yoke Technology Co.
Ltd., Class A
404 2,940
Jiangsu Yuyue Medical
Equipment & Supply Co. Ltd.,
Class A
1,092 5,730
Joincare Pharmaceutical Group
Industry Co. Ltd., Class A
2,681 4,151
Jonjee Hi-Tech Industrial And
Commercial Holding Co. Ltd.,
Class A *
545 1,413
J-Yuan Trust Co. Ltd., Class A *
11,822 4,399
Kanzhun Ltd., ADR *
1,730 29,341
KE Holdings, Inc., ADR
3,452 63,724
Kingdee International Software
Group Co. Ltd. *
20,507 32,167
Kingnet Network Co. Ltd., Class
A
2,881 6,373
Kingsoft Corp. Ltd. *
6,231 26,540
Number
of Shares Value $
Kuaishou Technology, 144A *
9,827 66,795
Kuang-Chi Technologies Co.
Ltd., Class A
1,093 6,733
Kunlun Tech Co. Ltd., Class A
1,242 5,764
Lenovo Group Ltd.
48,661 56,098
Lepu Medical Technology Beijing
Co. Ltd., Class A
2,286 3,650
Li Auto, Inc., Class A *
7,072 101,279
Li Ning Co. Ltd.
9,435 18,024
Liaoning Port Co. Ltd., Class A
12,657 2,601
Livzon Pharmaceutical Group,
Inc., Class A
530 2,679
Livzon Pharmaceutical Group,
Inc., Class H
1,663 6,161
Longfor Group Holdings Ltd.,
144A
10,085 12,642
Loongson Technology Corp. Ltd.,
Class A *
241 4,332
Lufax Holding Ltd., ADR
1,317 3,859
Luxshare Precision Industry Co.
Ltd., Class A
2,080 8,780
Mango Excellent Media Co. Ltd.,
Class A
1,699 5,275
Maxscend Microelectronics Co.
Ltd., Class A
626 6,125
Meinian Onehealth Healthcare
Holdings Co. Ltd., Class A
6,345 4,564
Meituan, Class B, 144A *
30,555 537,724
Midea Group Co. Ltd. *
1,773 18,631
Midea Group Co. Ltd., Class A *
1,550 17,016
Ming Yang Smart Energy Group
Ltd., Class A
2,580 3,600
MINISO Group Holding Ltd.
2,307 9,973
Minmetals Capital Co. Ltd.,
Class A
5,534 4,065
Montage Technology Co. Ltd.,
Class A
722 7,651
Muyuan Foods Co. Ltd., Class A
741 4,161
Nanjing King-Friend Biochemical
Pharmaceutical Co. Ltd.,
Class A
2,660 4,159
Nanjing Securities Co. Ltd.,
Class A
5,089 5,477
NARI Technology Co. Ltd., Class
A
2,625 8,088
National Silicon Industry Group
Co. Ltd., Class A
1,331 3,423
NAURA Technology Group Co.
Ltd., Class A
132 7,672
NavInfo Co. Ltd., Class A *
4,849 5,730
NetEase, Inc.
10,724 260,799
New China Life Insurance Co.
Ltd., Class A
1,036 7,236
New China Life Insurance Co.
Ltd., Class H
3,617 14,783
New Oriental Education &
Technology Group, Inc.
5,327 25,271

DBX ETF Trust | 7
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
Ninestar Corp., Class A *
523 1,569
Ningbo Deye Technology Co.
Ltd., Class A
351 4,015
Ningbo Joyson Electronic Corp.,
Class A
1,380 3,405
Ningbo Sanxing Medical Electric
Co. Ltd., Class A
1,230 3,757
Ningbo Shanshan Co. Ltd.,
Class A
1,502 1,593
Ningbo Tuopu Group Co. Ltd.,
Class A
837 5,730
Ningbo Zhoushan Port Co. Ltd.,
Class A
3,798 1,904
NIO, Inc., ADR *
7,228 25,587
Nongfu Spring Co. Ltd., Class
H, 144A
7,251 35,508
OFILM Group Co. Ltd., Class A *
2,610 4,258
Onewo, Inc., Class H
1,912 4,938
Oppein Home Group, Inc., Class
A
287 2,456
Orient Securities Co. Ltd., Class
A
5,265 6,821
Orient Securities Co. Ltd., Class
H, 144A
14,879 9,051
Ovctek China, Inc., Class A
2,992 6,303
Pacific Securities Co. Ltd., Class
A *
11,866 5,915
People.cn Co. Ltd., Class A
1,733 4,769
People's Insurance Co. Group of
China Ltd., Class H
24,593 16,089
Pharmaron Beijing Co. Ltd.,
Class A
1,155 3,823
Pharmaron Beijing Co. Ltd.,
Class H, 144A
2,743 5,345
PICC Property & Casualty Co.
Ltd., Class H
20,130 38,352
Ping An Bank Co. Ltd., Class A
5,151 8,268
Ping An Insurance Group Co. of
China Ltd., Class A
3,615 26,745
Ping An Insurance Group Co. of
China Ltd., Class H
38,209 224,872
Piotech, Inc., Class A
328 6,714
Poly Developments and
Holdings Group Co. Ltd.,
Class A
5,572 6,290
Pop Mart International Group
Ltd., 144A
3,269 91,881
Postal Savings Bank of China
Co. Ltd., Class A
3,272 2,422
Postal Savings Bank of China
Co. Ltd., Class H, 144A
34,301 22,309
Qi An Xin Technology Group,
Inc., Class A *
1,375 5,758
Qifu Technology, Inc., ADR
384 15,782
Qinghai Salt Lake Industry Co.
Ltd., Class A *
2,060 4,531
Quzhou Xin'an Development Co.
Ltd., Class A *
13,065 4,662
Number
of Shares Value $
Range Intelligent Computing
Technology Group Co. Ltd.,
Class A
952 5,675
Raytron Technology Co. Ltd.,
Class A
543 4,584
Rockchip Electronics Co. Ltd.,
Class A
370 7,414
Ruijie Networks Co. Ltd., Class A
470 4,362
Sanan Optoelectronics Co. Ltd.,
Class A
3,392 5,855
Sangfor Technologies, Inc.,
Class A
670 8,308
SDIC Capital Co. Ltd., Class A
6,552 6,341
Sealand Securities Co. Ltd.,
Class A
5,224 2,706
SenseTime Group, Inc., Class B,
144A *
173,509 30,978
Seres Group Co. Ltd., Class A
682 12,881
SG Micro Corp., Class A
554 7,094
Shandong Gold Mining Co. Ltd.,
Class A
1,066 4,441
Shandong Gold Mining Co. Ltd.,
Class H, 144A
3,679 11,471
Shandong Hi-speed Co. Ltd.,
Class A
3,649 5,797
Shandong Pharmaceutical Glass
Co. Ltd., Class A
1,724 5,140
Shandong Publishing & Media
Co. Ltd., Class A
2,948 4,085
Shandong Sinocera Functional
Material Co. Ltd., Class A *
1,317 2,999
Shandong Weigao Group
Medical Polymer Co. Ltd.,
Class H
13,485 9,647
Shanghai Aiko Solar Energy Co.
Ltd., Class A *
3,442 5,296
Shanghai Baosight Software Co.
Ltd., Class A
2,016 7,021
Shanghai Baosight Software Co.
Ltd., Class B
4,645 6,438
Shanghai Belling Co. Ltd., Class
A
900 4,118
Shanghai BOCHU Electronic
Technology Corp. Ltd., Class A
303 7,944
Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class A
1,556 5,481
Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class H
5,631 11,806
Shanghai Fudan
Microelectronics Group Co.
Ltd., Class A
940 5,952
Shanghai Fudan
Microelectronics Group Co.
Ltd., Class H
2,514 9,041
Shanghai International Airport
Co. Ltd., Class A
1,542 6,929
Shanghai International Port
Group Co. Ltd., Class A
7,069 5,732

8 | DBX ETF Trust
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
Shanghai Jinjiang International
Hotels Co. Ltd., Class A
1,223 3,894
Shanghai Junshi Biosciences Co.
Ltd., Class A *
1,735 7,832
Shanghai Junshi Biosciences Co.
Ltd., Class H, 144A *
3,839 9,889
Shanghai Lingang Holdings
Corp. Ltd., Class A
3,588 4,489
Shanghai Lujiazui Finance &
Trade Zone Development Co.
Ltd., Class A
3,781 4,851
Shanghai M&G Stationery, Inc.,
Class A
1,031 4,225
Shanghai Moons' Electric Co.
Ltd., Class A
453 3,490
Shanghai Pharmaceuticals
Holding Co. Ltd., Class H
3,336 4,850
Shanghai Pudong Development
Bank Co. Ltd., Class A
9,233 15,808
Shanghai Putailai New Energy
Technology Co. Ltd., Class A
1,068 2,322
Shanghai RAAS Blood Products
Co. Ltd., Class A
6,263 5,922
Shanghai Rural Commercial
Bank Co. Ltd., Class A
2,542 3,163
Shanghai United Imaging
Healthcare Co. Ltd., Class A
599 11,431
Shanghai Yuyuan Tourist Mart
Group Co. Ltd., Class A
5,497 4,351
Shanghai Zhangjiang High-Tech
Park Development Co. Ltd.,
Class A
2,247 7,788
Shanjin International Gold Co.
Ltd., Class A
2,666 7,289
Shanxi Securities Co. Ltd., Class
A
7,203 5,571
Shengyi Technology Co. Ltd.,
Class A
1,070 3,893
Shennan Circuits Co. Ltd., Class
A
343 4,013
Shenwan Hongyuan Group Co.
Ltd., Class A
9,661 6,345
Shenwan Hongyuan Group Co.
Ltd., Class H, 144A
26,452 7,286
Shenzhen Capchem Technology
Co. Ltd., Class A
506 2,127
Shenzhen Expressway Corp.
Ltd., Class A
3,110 4,884
Shenzhen Expressway Corp.
Ltd., Class H
8,139 6,913
Shenzhen Fastprint Circuit Tech
Co. Ltd., Class A
3,969 6,338
Shenzhen Goodix Technology
Co. Ltd., Class A
632 6,054
Shenzhen Hepalink
Pharmaceutical Group Co.
Ltd., Class A *
1,751 2,862
Shenzhen Inovance Technology
Co. Ltd., Class A *
881 8,047
Number
of Shares Value $
Shenzhen Kaifa Technology Co.
Ltd., Class A
222 533
Shenzhen Kangtai Biological
Products Co. Ltd., Class A
3,023 5,998
Shenzhen Longsys Electronics
Co. Ltd., Class A
410 4,052
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A
545 17,093
Shenzhen New Industries
Biomedical Engineering Co.
Ltd., Class A
892 7,430
Shenzhen Overseas Chinese
Town Co. Ltd., Class A *
8,956 2,947
Shenzhen Salubris
Pharmaceuticals Co. Ltd.,
Class A
1,470 9,275
Shenzhen SC New Energy
Technology Corp., Class A
655 4,699
Shenzhen Sunlord Electronics
Co. Ltd., Class A
1,114 4,277
Shenzhen Transsion Holdings
Co. Ltd., Class A
432 4,360
Shenzhou International Group
Holdings Ltd.
4,953 36,098
Shijiazhuang Yiling
Pharmaceutical Co. Ltd.,
Class A
1,975 3,996
Sichuan Chuantou Energy Co.
Ltd., Class A
3,504 8,198
Sichuan Kelun-Biotech
Biopharmaceutical Co. Ltd. *
246 10,014
Silergy Corp.
2,049 23,930
Sinocelltech Group Ltd., Class
A *
869 4,780
Sinolink Securities Co. Ltd.,
Class A
5,358 6,198
Sinomine Resource Group Co.
Ltd., Class A *
1,000 4,092
Sinopharm Group Co. Ltd.,
Class H
4,179 10,126
Skshu Paint Co. Ltd., Class A
960 4,296
Songcheng Performance
Development Co. Ltd., Class A
3,718 4,672
Sonoscape Medical Corp., Class
A
1,420 6,436
SooChow Securities Co. Ltd.,
Class A
6,211 6,874
Southwest Securities Co. Ltd.,
Class A
10,888 6,274
Spring Airlines Co. Ltd., Class A
359 2,931
StarPower Semiconductor Ltd.,
Class A *
507 5,646
Sungrow Power Supply Co. Ltd.,
Class A
1,026 8,604
Sunny Optical Technology Group
Co. Ltd. *
2,738 21,090
Sunresin New Materials Co. Ltd.,
Class A
527 3,305

DBX ETF Trust | 9
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
SUPCON Technology Co. Ltd.,
Class A
932 5,707
Suzhou Maxwell Technologies
Co. Ltd., Class A
393 3,722
Suzhou TFC Optical
Communication Co. Ltd.,
Class A
534 6,058
TAL Education Group, ADR *
1,723 16,937
Talkweb Information System Co.
Ltd., Class A *
2,184 8,883
TangShan Port Group Co. Ltd.,
Class A
8,584 4,899
Tasly Pharmaceutical Group Co.
Ltd., Class A
2,122 4,812
Tencent Holdings Ltd.
35,799 2,274,431
Tencent Music Entertainment
Group, ADR
3,743 63,032
Thunder Software Technology
Co. Ltd., Class A
547 4,193
Tianfeng Securities Co. Ltd.,
Class A *
11,162 6,045
Tianjin Pharmaceutical Da Re
Tang Group Corp. Ltd., Class
A
1,010 4,766
Tianshui Huatian Technology Co.
Ltd., Class A
2,327 2,824
Tongcheng Travel Holdings Ltd.
7,704 21,761
Tonghua Dongbao
Pharmaceutical Co. Ltd., Class
A *
3,684 3,995
Topchoice Medical Corp., Class
A
819 4,699
Topsports International Holdings
Ltd., 144A
21,385 7,663
TravelSky Technology Ltd., Class
H
8,146 11,593
Tsinghua Tongfang Co. Ltd.,
Class A *
5,303 5,294
Unigroup Guoxin
Microelectronics Co. Ltd.,
Class A
940 8,350
Unisplendour Corp. Ltd., Class A
1,413 4,715
Venustech Group, Inc., Class A
1,642 3,488
Verisilicon Microelectronics
Shanghai Co. Ltd., Class A *
542 6,571
Victory Giant Technology
Huizhou Co. Ltd., Class A
622 7,469
Vipshop Holdings Ltd., ADR
1,382 19,058
Walvax Biotechnology Co. Ltd.,
Class A
3,468 4,974
Wanda Film Holding Co. Ltd.,
Class A *
2,196 3,336
Wangfujing Group Co. Ltd.,
Class A
2,144 4,168
Wangsu Science & Technology
Co. Ltd., Class A
3,560 5,151
Weibo Corp., ADR
555 5,023
Weichai Power Co. Ltd., Class A
2,130 4,448
Number
of Shares Value $
Weichai Power Co. Ltd., Class H
7,586 14,840
Weihai Guangwei Composites
Co. Ltd., Class A
1,280 5,444
Western Securities Co. Ltd.,
Class A
3,242 3,336
Western Superconducting
Technologies Co. Ltd., Class A
644 4,427
Will Semiconductor Co. Ltd.,
Class A
414 7,163
Wingtech Technology Co. Ltd.,
Class A
575 2,711
Winner Medical Co. Ltd., Class A
667 4,481
Winning Health Technology
Group Co. Ltd., Class A
5,542 7,349
WUS Printed Circuit Kunshan
Co. Ltd., Class A
1,034 4,448
WuXi AppTec Co. Ltd., Class A
1,232 10,865
WuXi AppTec Co. Ltd., Class H,
144A
2,864 25,110
Wuxi Autowell Technology Co.
Ltd., Class A
895 4,126
Wuxi Biologics Cayman, Inc.,
144A *
26,848 85,424
WuXi XDC Cayman, Inc. *
1,632 8,314
Xiamen C & D, Inc., Class A
2,477 3,412
Xiamen Faratronic Co. Ltd.,
Class A
291 4,175
Xiaomi Corp., Class B, 144A *
57,114 371,095
XPeng, Inc., Class A *
7,849 76,423
Yangzhou Yangjie Electronic
Technology Co. Ltd., Class A
775 5,106
Yealink Network Technology
Corp. Ltd., Class A
1,276 5,978
Yifeng Pharmacy Chain Co. Ltd.,
Class A
1,073 3,883
Yongan Futures Co. Ltd., Class A
1,460 2,516
Yonghui Superstores Co. Ltd.,
Class A *
2,877 1,989
Yonyou Network Technology Co.
Ltd., Class A *
4,633 8,395
Youngor Fashion Co. Ltd., Class
A
3,847 4,012
Yunnan Baiyao Group Co. Ltd.,
Class A
919 7,207
Yunnan Botanee Bio-Technology
Group Co. Ltd., Class A
735 4,512
Yunnan Energy New Material Co.
Ltd., Class A
982 3,789
Zai Lab Ltd. *
4,413 13,535
Zai Lab Ltd., ADR * (b)
135 4,069
Zangge Mining Co. Ltd., Class A
1,225 6,168
Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd.,
Class A
260 7,367
Zhaojin Mining Industry Co. Ltd.,
Class H
6,622 16,738

10 | DBX ETF Trust
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
Zhejiang China Commodities
City Group Co. Ltd., Class A
3,626 8,872
Zhejiang Chint Electrics Co. Ltd.,
Class A
1,347 4,098
Zhejiang Crystal-Optech Co.
Ltd., Class A
1,511 3,814
Zhejiang Dahua Technology Co.
Ltd., Class A
2,710 5,735
Zhejiang Dingli Machinery Co.
Ltd., Class A
656 4,123
Zhejiang Expressway Co. Ltd.,
Class H
12,414 9,847
Zhejiang Huahai Pharmaceutical
Co. Ltd., Class A
2,514 6,036
Zhejiang Jingsheng Mechanical
& Electrical Co. Ltd., Class A
765 2,864
Zhejiang Jinke Tom Culture
Industry Co. Ltd., Class A *
6,875 5,012
Zhejiang Leapmotor Technology
Co. Ltd., 144A *
3,184 22,495
Zhejiang NHU Co. Ltd., Class A
2,146 6,535
Zhejiang Provincial New Energy
Investment Group Co. Ltd.,
Class A
3,908 4,249
Zhejiang Shuanghuan Driveline
Co. Ltd., Class A
1,058 4,676
Zhejiang Wanfeng Auto Wheel
Co. Ltd., Class A
1,790 4,027
Zhejiang Weiming Environment
Protection Co. Ltd., Class A
1,443 3,907
Zhejiang Weixing New Building
Materials Co. Ltd., Class A
1,124 1,748
Zheshang Securities Co. Ltd.,
Class A
4,456 6,460
ZhongAn Online P&C Insurance
Co. Ltd., Class H, 144A *
3,844 9,441
Zhongfu Shenying Carbon Fiber
Co. Ltd., Class A *
1,808 5,084
Zhongji Innolight Co. Ltd., Class
A
497 6,456
Zhongsheng Group Holdings Ltd.
1,001 1,511
Zhongtai Securities Co. Ltd.,
Class A
6,946 5,874
Zhuhai Huafa Properties Co.
Ltd., Class A
5,800 3,954
Zijin Mining Group Co. Ltd.,
Class A
4,072 10,025
Zijin Mining Group Co. Ltd.,
Class H
18,334 40,916
ZTO Express Cayman, Inc.
1,416 24,974
(Cost $10,315,163)
11,532,707
Colombia — 0.1%
Grupo Cibest SA
1,131 13,258
Interconexion Electrica SA ESP
1,836 8,521
(Cost $15,333)
21,779
Czech Republic — 0.0%
Komercni Banka AS
Number
of Shares Value $
(Cost $14,828)
319 14,741
Egypt — 0.1%
Commercial International Bank -
Egypt (CIB)
6,511 10,849
EFG Holding S.A.E. *
12,467 7,856
Talaat Moustafa Group
8,428 9,323
(Cost $27,972)
28,028
Greece — 0.3%
Athens International Airport SA
626 7,135
Eurobank Ergasias Services and
Holdings SA
4,875 15,015
Hellenic Telecommunications
Organization SA
1,498 28,893
JUMBO SA
394 12,801
National Bank of Greece SA
3,509 41,828
Piraeus Financial Holdings SA
1,866 12,439
(Cost $86,912)
118,111
Hong Kong — 0.7%
Beijing Enterprises Water Group
Ltd.
17,789 5,853
BOC Hong Kong Holdings Ltd.
12,807 54,060
Brilliance China Automotive
Holdings Ltd.
13,444 5,315
C&D International Investment
Group Ltd.
5,398 9,693
China Medical System Holdings
Ltd.
10,666 14,581
China Merchants Port Holdings
Co. Ltd.
7,596 14,685
China Overseas Land &
Investment Ltd.
24,701 41,580
China Resources Land Ltd.
11,367 37,109
China Ruyi Holdings Ltd. *
43,749 11,437
China State Construction
International Holdings Ltd.
7,948 11,190
China Taiping Insurance
Holdings Co. Ltd.
6,496 9,991
Far East Horizon Ltd.
17,469 13,500
NetEase Cloud Music, Inc.,
144A *
615 16,564
Want Want China Holdings Ltd.
16,205 10,436
Yuexiu Property Co. Ltd.
16,192 9,065
(Cost $254,162)
265,059
Hungary — 0.2%
OTP Bank Nyrt
803 60,879
Richter Gedeon Nyrt
856 24,896
(Cost $69,832)
85,775
India — 17.4%
360 ONE WAM Ltd..
1,444 16,831
ABB India Ltd.
88 6,140
Adani Energy Solutions Ltd. *
1,294 13,113
Adani Green Energy Ltd. *
2,777 32,917

DBX ETF Trust | 11
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
Adani Ports & Special Economic
Zone Ltd.
4,352 72,866
Aditya Birla Capital Ltd. *
4,142 10,770
Alkem Laboratories Ltd.
194 11,558
Ambuja Cements Ltd.
1,395 9,023
APL Apollo Tubes Ltd.
707 14,968
Apollo Hospitals Enterprise Ltd.
623 50,091
Ashok Leyland Ltd.
3,656 10,084
Asian Paints Ltd.
1,524 40,232
Astral Ltd.
738 12,920
AU Small Finance Bank Ltd.,
144A
2,324 18,821
Aurobindo Pharma Ltd. *
1,758 23,580
Avenue Supermarts Ltd., 144A *
930 43,493
Axis Bank Ltd., GDR
185 12,784
Axis Bank Ltd.
7,208 100,419
Bajaj Auto Ltd.
246 24,742
Bajaj Finance Ltd.
1,637 175,618
Bajaj Finserv Ltd.
2,468 58,182
Bajaj Holdings & Investment Ltd.
161 25,237
Bandhan Bank Ltd., 144A
2,462 4,896
Bank of Baroda
3,450 10,061
Bank of India
4,880 6,954
Bank of Maharashtra
7,914 4,992
Berger Paints India Ltd.
1,863 12,372
Bharti Airtel Ltd.
15,522 336,686
Biocon Ltd.
3,266 12,818
Bosch Ltd.
33 12,114
Britannia Industries Ltd.
439 28,269
BSE Ltd.
1,110 34,685
Canara Bank
5,389 7,227
CG Power & Industrial Solutions
Ltd.
3,003 24,098
Cholamandalam Investment and
Finance Co. Ltd.
2,716 50,813
Cipla Ltd.
3,239 55,477
Coforge Ltd.
346 34,572
Colgate-Palmolive India Ltd.
876 25,140
Container Corp. Of India Ltd.
1,420 13,016
Coromandel International Ltd.
480 12,842
Cummins India Ltd.
725 27,688
Dabur India Ltd.
4,037 22,783
Deepak Nitrite Ltd.
464 10,992
Delhivery Ltd. *
2,564 10,726
Divi's Laboratories Ltd.
793 61,272
Dixon Technologies India Ltd.
156 26,783
DLF Ltd.
2,534 23,626
Dr Reddy's Laboratories Ltd.
4,454 65,122
Eicher Motors Ltd.
422 26,301
Embassy Office Parks REIT
5,058 22,543
Eternal Ltd. *
35,460 98,749
Exide Industries Ltd.
2,059 9,308
Number
of Shares Value $
Federal Bank Ltd.
8,574 20,245
Fortis Healthcare Ltd.
2,703 22,309
FSN E-Commerce Ventures
Ltd. *
6,557 15,574
GE Vernova T&D India Ltd.
614 16,082
General Insurance Corp. of India,
144A
1,833 8,816
Gland Pharma Ltd., 144A
468 8,688
GlaxoSmithKline
Pharmaceuticals Ltd.
466 17,963
Glenmark Pharmaceuticals Ltd.
1,208 20,569
GMR Airports Ltd. *
7,836 7,699
Godrej Consumer Products Ltd.
2,413 34,722
Godrej Properties Ltd. *
778 20,399
Grasim Industries Ltd.
627 18,653
Gujarat Fluorochemicals Ltd.
141 5,855
HCL Technologies Ltd.
6,353 121,500
HDFC Asset Management Co.
Ltd., 144A
369 20,624
HDFC Bank Ltd. *
20,167 458,344
HDFC Life Insurance Co. Ltd.,
144A
3,614 32,808
Hero MotoCorp Ltd.
232 11,683
Hindalco Industries Ltd.
3,519 26,051
Hindustan Unilever Ltd.
5,343 146,620
Hindustan Zinc Ltd.
2,307 12,353
Hitachi Energy India Ltd.
76 17,139
Honeywell Automation India Ltd.
15 6,754
Housing & Urban Development
Corp. Ltd.
3,421 9,644
ICICI Bank Ltd.
18,489 312,374
ICICI Lombard General Insurance
Co. Ltd., 144A
972 21,302
ICICI Prudential Life Insurance
Co. Ltd., 144A
1,349 10,442
IDFC First Bank Ltd. *
19,482 15,474
Indian Bank
1,166 8,401
Indian Railway Catering &
Tourism Corp. Ltd.
1,816 16,043
Indian Railway Finance Corp.
Ltd., 144A
12,655 20,548
Indian Renewable Energy
Development Agency Ltd. *
4,395 8,974
Indus Towers Ltd. *
3,646 16,367
IndusInd Bank Ltd.
2,084 19,895
Info Edge India Ltd.
2,086 34,797
Infosys Ltd., ADR
415 7,549
Infosys Ltd.
25,427 464,327
InterGlobe Aviation Ltd., 144A *
631 39,302
Jindal Stainless Ltd.
641 4,830
Jio Financial Services Ltd. *
19,083 63,922
JSW Steel Ltd.
2,516 29,210
Jubilant Foodworks Ltd.
1,983 15,191
Kalyan Jewellers India Ltd.
2,006 13,137

12 | DBX ETF Trust
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
Kotak Mahindra Bank Ltd.
3,926 95,183
KPIT Technologies Ltd.
992 15,508
L&T Technology Services Ltd.,
144A
214 10,922
Life Insurance Corp. Of India
1,219 13,596
Linde India Ltd.
141 12,367
Lloyds Metals & Energy Ltd.
547 8,905
LTIMindtree Ltd., 144A
467 27,662
Lupin Ltd.
1,810 41,407
Macrotech Developers Ltd.,
144A
1,493 24,870
Mahindra & Mahindra Financial
Services Ltd.
4,275 13,044
Mahindra & Mahindra Ltd.
2,723 94,722
MakeMyTrip Ltd. *
313 31,810
Mankind Pharma Ltd. *
545 15,716
Marico Ltd.
2,263 18,946
Maruti Suzuki India Ltd.
447 64,348
Max Financial Services Ltd. *
894 15,699
Max Healthcare Institute Ltd.
2,893 38,039
Motilal Oswal Financial Services
Ltd.
1,085 10,269
Mphasis Ltd.
496 14,831
Muthoot Finance Ltd.
584 15,119
Nestle India Ltd.
1,407 39,398
NHPC Ltd.
16,746 17,105
NMDC Ltd.
16,518 13,738
Oberoi Realty Ltd.
622 12,693
One 97 Communications Ltd. *
1,643 17,096
Oracle Financial Services
Software Ltd.
132 13,053
Page Industries Ltd.
37 20,053
Patanjali Foods Ltd.
419 8,183
PB Fintech Ltd. *
1,603 32,998
Persistent Systems Ltd.
641 42,231
Phoenix Mills Ltd.
813 14,603
PI Industries Ltd.
322 14,388
Pidilite Industries Ltd.
608 22,076
Power Finance Corp. Ltd.
6,300 29,886
Power Grid Corp. of India Ltd.
16,448 55,692
Prestige Estates Projects Ltd.
987 16,915
Procter & Gamble Hygiene &
Health Care Ltd.
80 12,699
Rail Vikas Nigam Ltd.
3,095 14,668
REC Ltd.
4,984 23,430
Samvardhana Motherson
International Ltd.
8,864 15,860
SBI Cards & Payment Services
Ltd.
1,493 16,069
SBI Life Insurance Co. Ltd., 144A
1,602 33,925
Schaeffler India Ltd.
223 10,915
Shriram Finance Ltd.
4,779 35,705
Siemens Energy India Ltd. * (a)
110 3,185
Number
of Shares Value $
Siemens Ltd.
110 4,198
Sona Blw Precision Forgings
Ltd., 144A
2,423 15,402
SRF Ltd.
717 23,971
State Bank of India
6,376 60,523
Sun Pharmaceutical Industries
Ltd.
6,464 126,719
Sundaram Finance Ltd.
368 22,089
Supreme Industries Ltd.
312 15,117
Suzlon Energy Ltd. *
73,158 61,108
Tata Communications Ltd.
710 13,907
Tata Consultancy Services Ltd.
7,288 294,961
Tata Consumer Products Ltd.
2,595 33,548
Tata Elxsi Ltd.
253 19,038
Tata Motors Ltd.
4,420 37,163
Tata Steel Ltd.
18,045 33,954
Tech Mahindra Ltd.
4,526 83,242
Thermax Ltd.
199 7,879
Titan Co. Ltd.
1,472 61,151
Torrent Pharmaceuticals Ltd.
641 23,780
Trent Ltd. *
687 45,306
Tube Investments of India Ltd.
477 17,068
TVS Motor Co. Ltd.
772 25,087
UltraTech Cement Ltd.
282 36,941
Union Bank of India Ltd.
3,157 5,415
UNO Minda Ltd.
818 9,622
UPL Ltd.
2,122 15,570
Varun Beverages Ltd.
6,768 37,642
Vedant Fashions Ltd.
536 4,994
Vodafone Idea Ltd. *
191,654 15,498
Voltas Ltd.
1,206 17,797
Wipro Ltd.
20,586 60,061
Yes Bank Ltd. *
72,321 18,153
Zydus Lifesciences Ltd.
1,750 19,018
(Cost $4,600,637)
6,465,942
Indonesia — 1.2%
Amman Mineral Internasional
PT *
50,488 21,463
Barito Renewables Energy Tbk
PT
97,672 38,973
GoTo Gojek Tokopedia Tbk PT *
4,925,865 19,353
Pantai Indah Kapuk Dua Tbk PT
9,344 6,138
PT Bank Central Asia Tbk
183,129 105,673
PT Bank Mandiri Persero Tbk
133,637 43,479
PT Bank Negara Indonesia
Persero Tbk
17,261 4,758
PT Bank Rakyat Indonesia
Persero Tbk
249,641 68,195
PT Barito Pacific Tbk
135,973 10,517
PT Chandra Asri Pacific Tbk *
29,857 17,091
PT Charoen Pokphand Indonesia
Tbk
15,339 4,557
PT Dayamitra Telekomunikasi
129,945 4,826

DBX ETF Trust | 13
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
PT Indofood CBP Sukses
Makmur Tbk
3,667 2,454
PT Indofood Sukses Makmur Tbk
7,333 3,545
PT Indosat Tbk
44,798 5,747
PT Kalbe Farma Tbk *
85,395 7,942
PT Sarana Menara Nusantara
Tbk
183,301 6,583
PT Sumber Alfaria Trijaya Tbk *
84,115 12,547
PT Telkom Indonesia Persero
Tbk *
305,899 52,955
PT Unilever Indonesia Tbk
52,833 5,611
(Cost $559,047)
442,407
Ireland — 1.0%
PDD Holdings, Inc., ADR *
(Cost $497,806)
3,913 377,644
Kazakhstan — 0.0%
Solidcore Resources PLC * (a)
(Cost $548,412)
28,889 0
Kuwait — 0.7%
Agility Public Warehousing Co.
KSC
7,771 6,331
Al Ahli Bank of Kuwait KSCP
8,940 8,741
Boubyan Bank KSCP
6,637 14,535
Burgan Bank SAK
8,978 7,402
Gulf Bank KSCP
15,204 16,599
Kuwait Finance House KSCP
28,886 70,603
Mabanee Co KPSC
4,748 12,998
Mobile Telecommunications Co.
KSCP
14,844 23,075
National Bank of Kuwait SAKP
29,959 93,338
(Cost $208,739)
253,622
Malaysia — 1.1%
AMMB Holdings Bhd
10,800 13,295
Axiata Group Bhd
31,852 15,341
Celcomdigi Bhd
20,900 18,266
CIMB Group Holdings Bhd
25,604 41,686
Gamuda Bhd
27,608 29,641
Hong Leong Bank Bhd
3,100 14,260
IHH Healthcare Bhd
16,400 26,585
IJM Corp. Bhd
12,700 7,459
Inari Amertron Bhd
15,200 6,856
IOI Properties Group Bhd
12,600 5,654
Kuala Lumpur Kepong Bhd
1,200 5,492
Malayan Banking Bhd
15,356 35,283
Maxis Bhd
17,900 14,845
MR DIY Group M Bhd, 144A
11,750 4,362
Nestle Malaysia Bhd
219 4,044
PPB Group Bhd
3,600 9,540
Press Metal Aluminium Holdings
Bhd
6,400 7,578
Public Bank Bhd
46,400 46,983
QL Resources Bhd
4,950 5,233
Number
of Shares Value $
RHB Bank Bhd
8,436 12,744
Sime Darby Bhd
7,500 2,995
Sime Darby Property Bhd
18,800 6,184
Sunway Bhd
9,400 10,490
Telekom Malaysia Bhd
17,800 27,307
TIME dotCom Bhd
8,300 10,218
United Plantations BHD
1,100 5,882
Westports Holdings Bhd
6,700 7,146
(Cost $332,853)
395,369
Mexico — 1.9%
America Movil SAB de CV,
Series B
187,518 158,375
Arca Continental SAB de CV
2,840 31,211
Cemex SAB de CV, Series CPO
16,769 11,476
Coca-Cola Femsa SAB de CV
3,264 30,985
El Puerto de Liverpool SAB de
CV, Class C1
1,889 9,218
Fibra Uno Administracion SA de
CV REIT
22,107 31,088
Gruma SAB de CV, Class B
324 6,103
Grupo Aeroportuario del Pacifico
SAB de CV, Class B
1,602 36,813
Grupo Aeroportuario del Sureste
SAB de CV, Class B
773 24,794
Grupo Bimbo SAB de CV, Series
A
5,634 15,738
Grupo Carso SAB de CV, Series
A1
1,675 10,670
Grupo Comercial Chedraui SA
de CV
1,829 13,226
Grupo Financiero Banorte SAB
de CV, Class O
10,138 89,574
Grupo Financiero Inbursa SAB
de CV, Class O
5,461 13,679
Grupo Mexico SAB de CV, Series
B
11,474 62,875
Industrias Penoles SAB de CV *
547 11,555
Kimberly-Clark de Mexico SAB
de CV, Class A
10,091 17,914
Prologis Property Mexico SA de
CV REIT
6,382 24,418
Wal-Mart de Mexico SAB de CV
29,560 97,030
(Cost $710,469)
696,742
Netherlands — 0.0%
Nebius Group N.V., Class A * (a)
(Cost $1,831,428)
28,401 0
Philippines — 0.5%
Ayala Corp.
1,010 10,499
Ayala Land, Inc.
32,900 13,562
Bank of the Philippine Islands
9,214 22,971
BDO Unibank, Inc.
8,848 25,532
Globe Telecom, Inc.
320 10,151
International Container Terminal
Services, Inc.
3,690 27,115

14 | DBX ETF Trust
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
Jollibee Foods Corp.
2,300 9,193
Metropolitan Bank & Trust Co.
6,250 8,239
PLDT, Inc.
675 14,711
SM Investments Corp.
2,030 30,380
SM Prime Holdings, Inc.
52,500 21,218
(Cost $199,739)
193,571
Qatar — 0.6%
Al Rayan Bank
20,514 12,609
Commercial Bank PSQC
14,979 18,920
Dukhan Bank
12,373 12,241
Industries Qatar QSC
8,050 26,200
Mesaieed Petrochemical Holding
Co.
8,310 3,045
Ooredoo QPSC
4,377 14,846
Qatar International Islamic Bank
QSC
3,796 10,957
Qatar Islamic Bank QPSC
6,398 37,077
Qatar National Bank QPSC
15,781 73,466
(Cost $194,850)
209,361
Russia — 0.0%
Alrosa PJSC * (a)
246,725 0
GMK Norilskiy Nickel PAO * (a)
559,300 0
Mobile TeleSystems PJSC, ADR
* (a)
25,457 0
Mobile TeleSystems PJSC * (a)
32,151 0
Novolipetsk Steel PJSC * (a)
121,611 0
PIK-Spetsializirovannyy
Zastroyshchik PAO * (a)
21,692 0
Polyus PJSC * (a)
27,930 0
Sberbank of Russia PJSC * (a)
989,954 0
United Co. RUSAL International
PJSC * (a)
255,320 0
(Cost $7,879,354)
0
Saudi Arabia — 1.8%
Advanced Petrochemical Co. *
800 6,397
Al Rajhi Bank
4,661 113,181
Al Rajhi Co. For Co.-Operative
Insurance *
258 7,771
Alinma Bank
4,523 31,165
Almarai Co. JSC
1,650 22,562
Arab National Bank
4,313 24,901
Bank AlBilad
3,918 26,996
Bank Al-Jazira *
3,458 11,780
Banque Saudi Fransi
3,460 15,937
Bupa Arabia for Cooperative
Insurance Co.
382 17,004
Co. for Cooperative Insurance
277 10,233
Dar Al Arkan Real Estate
Development Co. *
3,410 18,197
Dr Sulaiman Al Habib Medical
Services Group Co.
536 37,404
Etihad Etisalat Co.
1,939 30,804
Jarir Marketing Co.
4,291 14,709
Number
of Shares Value $
Mouwasat Medical Services Co.
433 8,379
Nahdi Medical Co.
319 10,374
Riyad Bank
3,495 27,063
Riyadh Cables Group Co.
307 11,374
SABIC Agri-Nutrients Co.
866 22,137
Sahara International
Petrochemical Co.
1,808 9,108
SAL Saudi Logistics Services
130 6,168
Saudi Awwal Bank
2,683 24,136
Saudi Basic Industries Corp.
2,481 36,835
Saudi Industrial Investment
Group
2,538 11,189
Saudi Investment Bank
3,379 13,330
Saudi National Bank
10,582 97,876
Saudi Research & Media Group *
203 7,759
Savola Group *
272 1,925
Yanbu National Petrochemical
Co.
1,533 12,177
(Cost $655,422)
688,871
Singapore — 0.6%
BOC Aviation Ltd., 144A
1,792 14,500
Trip.com Group Ltd.
3,369 212,239
Trip.com Group Ltd., ADR
37 2,318
(Cost $158,030)
229,057
South Africa — 3.2%
Absa Group Ltd.
4,963 47,636
Aspen Pharmacare Holdings Ltd.
2,377 15,948
Bid Corp. Ltd.
2,059 54,312
Bidvest Group Ltd.
1,277 17,226
Capitec Bank Holdings Ltd.
355 67,754
Clicks Group Ltd.
1,610 34,610
Discovery Ltd.
2,218 26,787
FirstRand Ltd.
17,859 73,691
Gold Fields Ltd.
5,251 117,876
Harmony Gold Mining Co. Ltd.
2,375 33,637
Impala Platinum Holdings Ltd. *
2,665 19,056
Investec Ltd.
1,279 9,017
Mr Price Group Ltd.
1,078 14,406
MTN Group Ltd.
10,454 72,366
MultiChoice Group *
1,848 11,964
Naspers Ltd., Class N
1,244 355,742
Nedbank Group Ltd.
1,178 16,668
OUTsurance Group Ltd.
3,774 15,873
Pepkor Holdings Ltd., 144A
9,940 16,068
Sanlam Ltd.
9,218 45,239
Sibanye Stillwater Ltd. *
7,756 11,777
Standard Bank Group Ltd.
4,433 57,259
Valterra Platinum Ltd.
335 13,074
Vodacom Group Ltd.
3,880 29,603
Woolworths Holdings Ltd.
6,070 19,698
(Cost $1,071,156)
1,197,287

DBX ETF Trust | 15
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
South Korea — 8.6%
Alteogen, Inc. *
151 36,117
Amorepacific Corp.
221 21,416
Amorepacific Holdings Corp.
427 8,109
BNK Financial Group, Inc.
740 5,932
Celltrion Pharm, Inc. *
262 9,314
Celltrion, Inc.
952 111,091
Cheil Worldwide, Inc.
522 6,946
CJ CheilJedang Corp.
3 503
CJ Corp.
48 4,742
CJ Logistics Corp.
17 991
CosmoAM&T Co. Ltd. *
197 4,676
Coway Co. Ltd.
229 14,756
DB HiTek Co. Ltd.
94 2,657
DB Insurance Co. Ltd.
49 3,569
Dongsuh Cos., Inc.
52 980
Doosan Co. Ltd.
37 13,087
Doosan Enerbility Co. Ltd. *
1,033 30,211
Doosan Robotics, Inc. *
130 4,447
Ecopro BM Co. Ltd. *
150 9,752
Ecopro Co. Ltd.
516 16,007
Ecopro Materials Co. Ltd. *
195 6,374
E-MART, Inc.
85 5,625
Enchem Co. Ltd. *
117 5,673
F&F Co. Ltd. / New
131 7,169
Green Cross Corp.
69 6,361
Hana Financial Group, Inc.
1,703 89,736
Hanjin Kal Corp.
174 17,820
Hanmi Pharm. Co. Ltd.
61 13,772
Hanmi Science Co. Ltd.
278 7,133
Hanmi Semiconductor Co. Ltd.
227 13,228
Hanon Systems *
1,192 2,609
Hanwha Life Insurance Co. Ltd. *
2,580 5,526
Hanwha Solutions Corp.
693 14,968
HLB, Inc. *
459 18,164
HMM Co. Ltd.
1,131 17,461
Hugel, Inc. *
46 11,069
HYBE Co. Ltd. *
154 29,691
Hyundai Autoever Corp.
90 9,354
Hyundai Engineering &
Construction Co. Ltd.
262 12,115
Hyundai Glovis Co. Ltd.
130 10,685
Hyundai Mobis Co. Ltd.
322 59,046
Hyundai Motor Co.
456 61,243
Industrial Bank of Korea
1,286 14,671
JYP Entertainment Corp.
246 13,319
Kakao Corp.
1,844 57,070
KakaoBank Corp.
639 10,884
Kakaopay Corp. *
439 12,043
KB Financial Group, Inc.
2,197 166,085
KEPCO Engineering &
Construction Co., Inc.
178 8,102
Number
of Shares Value $
KEPCO Plant Service &
Engineering Co. Ltd.
155 4,853
Kia Corp.
655 42,442
KIWOOM Securities Co. Ltd.
102 12,021
Korea Investment Holdings Co.
Ltd.
313 24,501
Korea Zinc Co. Ltd.
32 16,954
Korean Air Lines Co. Ltd.
251 4,093
Krafton, Inc. *
182 48,676
KT Corp.
520 19,146
L&F Co. Ltd. *
52 2,156
LEENO Industrial, Inc.
372 10,677
LG Chem Ltd.
182 26,026
LG Corp.
29 1,492
LG Display Co. Ltd. *
832 5,192
LG Electronics, Inc.
333 17,161
LG Energy Solution Ltd. *
201 41,666
LG H&H Co. Ltd.
33 7,797
LG Innotek Co. Ltd.
92 9,662
LG Uplus Corp.
1,424 13,211
LigaChem Biosciences, Inc. *
166 13,824
Meritz Financial Group, Inc.
585 47,361
Mirae Asset Securities Co. Ltd.
2,215 24,964
Misto Holdings Corp.
295 7,708
NAVER Corp.
957 130,055
NCSoft Corp.
106 11,716
Netmarble Corp., 144A
151 5,593
NH Investment & Securities Co.
Ltd.
1,267 15,832
Orion Corp.
67 5,361
Pearl Abyss Corp. *
336 9,364
Posco DX Co. Ltd.
410 6,567
POSCO Future M Co. Ltd. *
137 11,578
Rainbow Robotics *
62 11,886
S-1 Corp.
143 6,861
Sam Chun Dang Pharm Co. Ltd.
108 11,468
Samsung Biologics Co. Ltd.,
144A *
106 79,287
Samsung C&T Corp.
282 30,618
Samsung Card Co. Ltd.
214 6,701
Samsung E&A Co. Ltd.
939 14,803
Samsung Electro-Mechanics
Co. Ltd.
345 30,557
Samsung Electronics Co. Ltd.
16,693 679,964
Samsung Fire & Marine
Insurance Co. Ltd.
132 38,700
Samsung Life Insurance Co. Ltd.
393 28,171
Samsung SDI Co. Ltd.
357 43,703
Samsung SDS Co. Ltd.
225 21,233
Samsung Securities Co. Ltd.
465 20,390
Samyang Foods Co. Ltd.
13 10,468
Shinhan Financial Group Co. Ltd.
2,626 110,582

16 | DBX ETF Trust
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
SK Biopharmaceuticals Co.
Ltd. *
259 17,458
SK Bioscience Co. Ltd. *
250 8,172
SK Hynix, Inc.
1,893 280,582
SK IE Technology Co. Ltd., 144A
*
395 6,112
SK Square Co. Ltd. *
562 46,762
SK Telecom Co. Ltd.
400 14,931
SKC Co. Ltd. *
69 4,456
Soulbrain Co. Ltd.
24 2,776
Woori Financial Group, Inc.
2,390 33,381
Yuhan Corp.
328 24,796
(Cost $2,874,150)
3,194,766
Taiwan — 19.3%
Accton Technology Corp.
3,085 76,691
Acer, Inc.
15,190 17,588
Advantech Co. Ltd.
2,846 32,478
Airtac International Group
572 17,808
Alchip Technologies Ltd.
401 37,600
ASE Technology Holding Co. Ltd.
21,702 99,934
Asia Vital Components Co. Ltd.
1,705 35,274
ASMedia Technology, Inc.
289 18,853
ASPEED Technology, Inc.
196 25,768
Asustek Computer, Inc.
4,275 89,156
AUO Corp. *
30,662 13,147
Catcher Technology Co. Ltd.
2,933 20,553
Cathay Financial Holding Co.
Ltd.
60,236 120,197
Chailease Holding Co. Ltd.
10,029 40,660
Chang Hwa Commercial Bank
Ltd.
18,219 11,095
Chicony Electronics Co. Ltd.
4,280 24,136
China Airlines Ltd.
173 128
China Steel Corp.
34,891 22,994
Chroma ATE, Inc.
1,853 20,744
Chunghwa Telecom Co. Ltd.
23,795 102,823
Compal Electronics, Inc.
6,000 5,766
CTBC Financial Holding Co. Ltd.
107,739 146,859
Delta Electronics, Inc.
11,389 142,132
E Ink Holdings, Inc.
4,851 34,316
E.Sun Financial Holding Co. Ltd.
97,799 97,249
Eclat Textile Co. Ltd. *
1,514 21,799
Elite Material Co. Ltd.
1,600 39,989
eMemory Technology, Inc.
357 28,650
Eva Airways Corp.
6,226 8,487
Evergreen Marine Corp. Taiwan
Ltd.
3,333 27,192
Far Eastern New Century Corp.
10,186 11,148
Far EasTone
Telecommunications Co. Ltd.
10,750 31,028
Feng TAY Enterprise Co. Ltd.
3,281 13,302
First Financial Holding Co. Ltd.
61,364 55,388
Number
of Shares Value $
Formosa Chemicals & Fibre
Corp.
8,172 6,531
Formosa Plastics Corp.
17,614 20,395
Fortune Electric Co. Ltd.
1,091 16,728
Foxconn Technology Co. Ltd.
3,357 6,788
Fubon Financial Holding Co. Ltd.
51,916 137,895
Giant Manufacturing Co. Ltd.
2,250 8,934
Gigabyte Technology Co. Ltd.
2,070 19,064
Global Unichip Corp.
464 18,038
Globalwafers Co. Ltd.
1,417 14,894
Gold Circuit Electronics Ltd.
2,089 18,124
Highwealth Construction Corp.
11,108 14,826
Hon Hai Precision Industry Co.
Ltd.
39,810 207,230
Hotai Motor Co. Ltd.
1,293 27,527
Hua Nan Financial Holdings Co.
Ltd.
49,887 43,780
Innolux Corp.
41,857 17,040
International Games System
Co. Ltd.
1,335 37,553
Inventec Corp.
20,722 29,145
Jentech Precision Industrial Co.
Ltd.
631 28,530
KGI Financial Holding Co. Ltd.
93,451 53,947
King Slide Works Co. Ltd.
481 32,903
King Yuan Electronics Co. Ltd.
4,941 15,993
Largan Precision Co. Ltd.
372 28,736
Lite-On Technology Corp.
10,953 37,097
Lotes Co. Ltd.
550 24,134
MediaTek, Inc.
5,438 228,636
Mega Financial Holding Co. Ltd.
69,051 91,358
Micro-Star International Co. Ltd.
4,368 20,770
Minth Group Ltd. *
1,421 3,851
momo.com, Inc.
577 5,872
Nan Ya Plastics Corp.
17,681 16,903
Nan Ya Printed Circuit Board
Corp.
1,724 6,040
Nanya Technology Corp. *
9,643 14,657
Nien Made Enterprise Co. Ltd.
1,170 16,905
Novatek Microelectronics Corp.
2,302 39,636
Pegatron Corp.
9,795 27,422
PharmaEssentia Corp. *
1,634 27,262
Phison Electronics Corp.
656 11,076
Pou Chen Corp.
9,305 9,687
Powerchip Semiconductor
Manufacturing Corp. *
14,918 7,716
Powertech Technology, Inc.
2,726 10,643
Quanta Computer, Inc. *
14,046 127,250
Realtek Semiconductor Corp.
1,726 31,158
Ruentex Development Co. Ltd.
11,440 11,414
Ruentex Industries Ltd.
4,820 8,122
Shanghai Commercial & Savings
Bank Ltd.
23,654 36,742

DBX ETF Trust | 17
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
Shihlin Electric & Engineering
Corp.
10 60
Shin Kong Financial Holding Co.
Ltd. *
104,102 41,858
Sino-American Silicon Products,
Inc.
3,307 12,469
SinoPac Financial Holdings Co.
Ltd.
90,454 69,270
Synnex Technology International
Corp.
2,862 6,800
Taishin Financial Holding Co.
Ltd.
53,681 30,720
Taiwan Business Bank
29,197 14,370
Taiwan Cooperative Financial
Holding Co. Ltd.
38,704 30,996
Taiwan Fertilizer Co. Ltd.
850 1,480
Taiwan High Speed Rail Corp.
18,088 16,568
Taiwan Mobile Co. Ltd.
11,463 43,605
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR
71 13,726
Taiwan Semiconductor
Manufacturing Co. Ltd.
101,371 3,270,960
Tatung Co. Ltd. *
9,264 12,906
Tripod Technology Corp.
1,696 12,111
Unimicron Technology Corp.
6,494 22,970
Uni-President Enterprises Corp.
15,465 41,077
United Microelectronics Corp.
67,925 105,961
Vanguard International
Semiconductor Corp.
6,701 18,693
VisEra Technologies Co. Ltd.
967 6,905
Voltronic Power Technology
Corp.
393 17,704
Wan Hai Lines Ltd.
4,791 17,266
Winbond Electronics Corp. *
12,366 7,304
Wistron Corp.
15,926 61,911
Wiwynn Corp.
666 53,780
WPG Holdings Ltd.
2,861 6,721
WT Microelectronics Co. Ltd.
3,769 15,595
Yageo Corp.
1,829 29,905
Yang Ming Marine Transport
Corp.
5,588 14,842
Yuanta Financial Holding Co.
Ltd.
67,376 70,482
Yulon Finance Corp.
2,969 10,947
Yulon Motor Co. Ltd.
3,396 4,153
Zhen Ding Technology Holding
Ltd.
4,346 14,937
(Cost $4,306,744)
7,208,936
Thailand — 1.2%
Advanced Info Service PCL,
NVDR
6,300 54,887
Airports of Thailand PCL, NVDR
18,000 18,232
Asset World Corp. PCL, NVDR
68,700 4,144
Bangkok Dusit Medical Services
PCL, NVDR
71,000 46,501
Number
of Shares Value $
Bangkok Expressway & Metro
PCL, NVDR
44,300 7,220
BTS Group Holdings PCL, NVDR
*
54,300 7,377
Bumrungrad Hospital PCL,
NVDR
3,700 15,779
Carabao Group PCL, NVDR
2,500 4,474
Central Pattana PCL, NVDR
13,200 18,296
Central Retail Corp. PCL, NVDR
20,900 11,906
Charoen Pokphand Foods PCL,
NVDR
4,200 3,135
Com7 PCL, NVDR
10,900 6,608
CP AXTRA PCL
9,390 5,377
Delta Electronics Thailand PCL,
NVDR
27,200 86,172
Energy Absolute PCL *
5,767 183
Gulf Development PCL *
9,746 13,360
Home Product Center PCL,
NVDR
46,500 10,907
Kasikornbank PCL, NVDR
1,300 6,098
Krung Thai Bank PCL, NVDR
10,000 6,763
Krungthai Card PCL, NVDR
7,700 9,030
Land & Houses PCL, NVDR
71,500 8,756
Minor International PCL, NVDR
23,083 17,438
Muangthai Capital PCL, NVDR
7,700 9,793
Osotspa PCL, NVDR
7,700 3,729
SCB X PCL, NVDR
3,500 12,634
Siam Cement PCL
200 1,011
Siam Global House PCL, NVDR
7,532 1,262
Srisawad Corp. PCL, NVDR
7,108 3,962
Thai Life Insurance PCL, NVDR
24,400 8,102
TIDLOR Holdings PCL
20,614 10,612
Tisco Financial Group PCL,
NVDR
2,000 5,940
TMBThanachart Bank PCL,
NVDR
158,077 9,245
True Corp. PCL, NVDR *
74,969 28,547
WHA Corp. PCL, NVDR
27,100 2,642
(Cost $559,851)
460,122
Turkey — 0.6%
Agesa Hayat ve Emeklilik AS
846 3,050
Agrotech Yueksek Teknoloji VE
Yatirim AS *
14,577 2,764
Akbank TAS
6,164 8,003
Akfen Yenilenebilir Enerji AS *
6,150 2,445
Anadolu Anonim Turk Sigorta
Sirketi
798 1,789
Astor Transformator Enerji
Turizm Insaat Ve Petrol Sanayi
Ticaret AS
1,490 3,552
Aydem Yenilenebilir Enerji AS
3,085 1,263
Bera Holding AS *
4,085 1,463
BIM Birlesik Magazalar AS
2,308 27,996

18 | DBX ETF Trust
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
Borusan Yatirim ve Pazarlama
AS
84 3,930
Bosch Fren Sistemleri Sanayi ve
Ticaret AS *
985 4,268
Celebi Hava Servisi AS
53 2,422
Coca-Cola Icecek AS
4,168 5,179
DAP Gayrimenkul Gelistirme AS,
Class C *
23,418 5,072
Deva Holding AS
1,929 2,681
Dogus Otomotiv Servis Ve
Ticaret AS
843 3,729
Eczacibasi Yatirim Holding
Ortakligi AS
208 938
Ege Endustri Ve Ticaret AS
4 846
Eis Eczacibasi Ilac Ve Sinai Ve
Finansal Yatirimlar Sanayi Ve
Ticaret AS
3,672 4,314
Emlak Konut Gayrimenkul
Yatirim Ortakligi AS REIT *
11,691 4,165
Girsim Elektrik Sanayi Taahut Ve
Ticaret AS *
1,854 2,028
Haci Omer Sabanci Holding AS
5,662 11,153
Hektas Ticaret TAS *
30,305 2,386
Is Gayrimenkul Yatirim Ortakligi
AS REIT *
7,915 2,917
Is Yatirim Menkul Degerler AS
4,894 4,091
Kontrolmatik Enerji Ve
Muhendislik AS
1,322 851
Mavi Giyim Sanayi Ve Ticaret
AS, Class B, 144A
4,069 3,171
MIA Teknoloji AS *
3,746 2,944
MLP Saglik Hizmetleri AS, 144A
*
654 5,254
Pegasus Hava Tasimaciligi AS *
824 5,064
Reeder Teknoloji Sanayi VE
Ticaret AS *
14,335 4,194
Sasa Polyester Sanayi AS *
52,424 4,382
Smart Gunes Enerjisi
Teknolojileri ArGe Uretim
Sanayi VE Ticaret AS *
2,876 2,049
TAB Gida Sanayi Ve Ticaret AS
748 3,298
TAV Havalimanlari Holding AS *
1,156 6,419
Torunlar Gayrimenkul Yatirim
Ortakligi AS REIT
2,331 3,671
Turk Altin Isletmeleri AS *
8,746 5,162
Turk Hava Yollari AO *
1,398 9,735
Turk Telekomunikasyon AS *
3,855 5,418
Turkcell Iletisim Hizmetleri AS
8,388 20,274
Turkiye Is Bankasi AS, Class C
18,420 5,046
Turkiye Sigorta AS
10,606 4,460
Turkiye Sinai Kalkinma Bankasi
AS *
9,142 2,539
Ziraat Gayrimenkul Yatirim
Ortakligi AS
13,702 8,792
(Cost $278,774)
215,167
Number
of Shares Value $
United Arab Emirates — 2.4%
Abu Dhabi Commercial Bank
PJSC
10,644 35,007
Abu Dhabi Islamic Bank PJSC
5,397 28,183
Aldar Properties PJSC
14,117 31,939
Alpha Dhabi Holding PJSC
8,768 28,455
Borouge PLC
16,025 10,820
Dubai Islamic Bank PJSC
10,683 23,995
Emaar Development PJSC
3,788 13,820
Emaar Properties PJSC
23,073 82,605
Emirates NBD Bank PJSC
8,453 51,551
Emirates Telecommunications
Group Co. PJSC
20,972 98,094
First Abu Dhabi Bank PJSC
16,618 72,842
International Holding Co. PJSC *
3,494 381,458
Modon Holding PSC *
19,487 17,508
Pure Health Holding PJSC
16,913 12,248
(Cost $520,827)
888,525
United States — 0.2%
BeOne Medicines Ltd. *
2,830 54,315
BeOne Medicines Ltd., ADR *
91 22,348
BeOne Medicines Ltd., Class A *
176 5,626
Parade Technologies Ltd.
469 9,030
(Cost $84,231)
91,319
TOTAL COMMON STOCKS
(Cost $40,045,795)
36,487,220
PREFERRED STOCKS — 1.3%
Brazil — 0.7%
Banco Bradesco SA
19,119 54,034
Centrais Eletricas Brasileiras SA,
Class B
1,769 14,496
Companhia Paranaense de
Energia, Class B
7,516 16,613
Itau Unibanco Holding SA
20,032 130,808
Itausa SA
22,648 43,739
Klabin SA
2 1
(Cost $193,464)
259,691
Chile — 0.0%
Sociedad Quimica y Minera de
Chile SA, Class B *
(Cost $24,775)
612 18,301
Colombia — 0.1%
Grupo Cibest SA
(Cost $18,539)
2,693 27,687
Russia — 0.0%
Sberbank of Russia PJSC * (a)
(Cost $275,893)
71,636 0
South Korea — 0.5%
Doosan Co. Ltd.
67 15,904
Hyundai Motor Co.
62 6,646

DBX ETF Trust | 19
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
Hyundai Motor Co. - 2nd
Preferred
122 13,060
LG Chem Ltd.
48 3,402
Samsung Electronics Co. Ltd.
3,938 131,581
Yuhan Corp.
74 5,305
(Cost $180,899)
175,898
TOTAL PREFERRED STOCKS
(Cost $693,570)
481,577
RIGHTS — 0.0%
India — 0.0%
Mahindra & Mahindra Financial
Services Ltd.* , expires
6/11/25
(Cost $0)
601 464
WARRANTS — 0.0%
Thailand — 0.0%
BTS Group Holdings PCL*
,
expires 11/20/26
(Cost $0)
800 0
SECURITIES LENDING
COLLATERAL — 0.0%
DWS Government & Agency
Securities Portfolio
“DWS Government Cash
Institutional Shares", 4.22%
(c)(d)
(Cost $3,200)
3,200 3,200
CASH EQUIVALENTS — 0.6%
DWS Government Money Market
Series "Institutional Shares",
4.26% (c)
(Cost $230,726)
230,726 230,726
TOTAL INVESTMENTS — 99.9%
(Cost $40,973,291)
37,203,187
Other assets and liabilities,
net — 0.1%
45,134
NET ASSETS — 100.0%
37,248,321

20 | DBX ETF Trust
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2025 (Unaudited)
Hidden Row
Securities are listed in country of domicile.
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2025 is as follows:
Value ($) at
8/31/2024
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2025
Value ($) at
5/31/2025
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 4.22% (c)(d)
89,242 — (86,042) (e) — — 941 — 3,200 3,200
CASH EQUIVALENTS — 0.6%
DWS Government Money Market Series "Institutional Shares", 4.26% (c)
2,308,436 12,800,269 (14,877,979) — — 37,874 — 230,726 230,726
2,397,678 12,800,269 (14,964,021) — — 38,815 — 233,926 233,926
*
Non-income producing security.
(a)
Investment was valued using significant unobservable inputs.
(b) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2025 amounted to $3,131, which is 0.0% of net assets.
(c)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)
Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2025.
ADR: American Depositary Receipt
CPO: Ordinary Participation Certificates
GDR: Global Depositary Receipt
JSC: Joint Stock Company
KSC: Kuwait Shareholding Company
KSCP: Kuwait Shareholding Company Public
NVDR: Non Voting Depositary Receipt
PJSC: Public Joint Stock Company
PSQC: Public Shareholders Qatari Company
QPSC: Qatari Public Shareholders Company
QSC: Qatari Shareholders Company
REIT: Real Estate Investment Trust
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

DBX ETF Trust | 21
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2025 (Unaudited)
At May 31, 2025 the Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF had the following sector diversification:
At May 31, 2025, open futures contracts purchased were as follows:
Currency Abbreviations
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments.
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding
Securities Lending
Collateral and Cash
Equivalents
Information Technology
9,228,381 25 .0
Financials
9,215,665 25 .0
Consumer Discretionary
5,466,617 14 .8
Communication Services
4,886,532 13 .2
Industrials
2,231,898 6 .0
Health Care
2,120,581 5 .7
Materials
1,284,036 3 .5
Consumer Staples
1,267,073 3 .4
Real Estate
784,744 2 .1
Utilities
480,549 1 .3
Industrial
3,185 0 .0
Total
36,969,261 100 .0
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ )
MSCI Emerging Markets Index
USD 6 332,431 344,790 6/20/2025 12,359
USD U.S. Dollar
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 36,463,771 $ — $ 23,449 $ 36,487,220
Preferred Stocks (a)
481,577 — — 481,577
Rights
464 — — 464
Warrants
0 — — 0
Short-Term Investments (a)
233,926 — — 233,926
Derivatives (b)
Futures Contracts
12,359 — — 12,359
TOTAL
$ 37,192,097 $ — $ 23,449 $ 37,215,546
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.

22 | DBX ETF Trust
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2025 (Unaudited)
During the period ended May 31, 2025, the amount of transfers from Level 3 to Level 1 was $14,743. The investment was transferred from Level 3 to Level
1 due to the availability of a pricing source supported by observable inputs. The amount of transfers from Level 1 to Level 3 was $32,442. The investments were transferred from Level 1 to Level 3 due the lack of observable market data due to a decrease in market activity. Transfers between price levels are recognized at the beginning of the reporting period.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
EMCR-PH3